Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation
Summary of RSU activities under 2019 RSU Scheme

A summary of the RSU activities under 2019 RSU Scheme are stated below:

		Weighted average
	Number of RSUs	grant date fair value
		RMB
Unvested，January1，2021	751,094	184
Granted	362,867	628
Vested	(1,074,371)	320
Forfeited	(12,439)	422
Unvested，December 31，2021	27,151	614

Recognized share-based compensation expenses

10.Share-based Compensation (Continued)

The Group recognized share-based compensation expenses for the year ended December, 2019, 2020 and 2021 as follows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Technology and content expenses	—	—	3,333	523
Selling and marketing expenses	—	—	13,561	2,128
General and administrative expenses	—	—	333,213	52,288
	—	—	350,107	54,939